SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2022
Supplemental Disclosure With Respect To Cash Flows [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

19.  SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Years ended
	December 31,	December 31,
	2022	2021

Net changes in non-cash working capital:
Accounts and other receivables	$(4,385)	$3,919
Income tax receivable	(3,847)	(3,695)
Inventories	5,226	(11,103)
Prepaid expenses	(862)	(2,873)
Accounts payable and accrued liabilities	2,447	3,786
Income taxes payable	2,388	1,190
	$967	$(8,776)

Non-cash financing and investing activities:
Reclamation included in mineral properties, plant and equipment	$(463)	$(1,741)
Fair value of exercised options allocated to share capital	$770	$4,026
Fair value of performance share units allocated to share capital	$(1,361)	$-
Fair value of capital assets acquired under finance leases	$346	$90

Other cash disbursements:
Income taxes paid	$6,337	$992
Special mining duty paid	$2,272	$1,331